Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A Adoption, Adjusted Balance CNY (¥) shares	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B Adoption, Adjusted Balance CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital Adoption, Adjusted Balance CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained earnings (Accumulated Deficits) Adoption, Adjusted Balance CNY (¥)	Retained earnings (Accumulated Deficits) CNY (¥)	Accumulated Other Comprehensive Income (Loss) Adoption, Adjusted Balance CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Adoption, Adjusted Balance CNY (¥)	CNY (¥)	USD ($)
Balance at Jun. 30, 2022		¥ 8,820		¥ 8,817		¥ 113,111,157		¥ (94,446,003)				¥ 18,682,791
Balance (in Shares) at Jun. 30, 2022 | shares		13,183,308		13,155,570
Contribution from shareholders						600,000						600,000
Share-based compensation expenses				¥ 3,387		55,262,623						55,266,010
Share-based compensation expenses (in Shares) | shares				3,661,122
Net (Loss) Income								(43,098,780)				(43,098,780)
Foreign exchange adjustments										5,118		5,118
Balance at Jun. 30, 2023	¥ 8,820	¥ 8,820	¥ 12,204	¥ 12,204	¥ 168,973,780	168,973,780	¥ (145,092,997)	(137,544,783)	¥ 5,118	5,118	¥ 23,906,925	31,455,139
Balance (in Shares) at Jun. 30, 2023 | shares	13,183,308	13,183,308	16,816,692	16,816,692
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”)	¥ 1,085				43,383,715						43,384,800
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”) (in Shares) | shares	1,500,000
Issuance of Class A Ordinary Shares pursuant to over allotment	¥ 17				687,505						687,522
Issuance of Class A Ordinary Shares pursuant to over allotment (in Shares) | shares	23,765
Offering cost incurred for IPO and over allotment					(17,633,556)						(17,633,566)
Issuance of warrants					627,340						627,340
Net (Loss) Income							13,251,753				13,251,753	13,251,753
Foreign exchange adjustments									¥ (233,990)		¥ (233,990)
Balance at Jun. 30, 2024		¥ 9,922		¥ 12,204		196,038,784		(131,841,244)		(228,872)		63,990,794
Balance (in Shares) at Jun. 30, 2024 | shares		14,707,073		16,816,692
Adjustments due to the adoption of ASC 326								(7,548,214)				(7,548,214)
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes		¥ 992				17,479,730						17,480,722
Issuance of Class A Ordinary Shares pursuant to settlement of convertible notes (in Shares) | shares		1,384,809
Share-based compensation expenses		¥ 9				97,756						97,765
Share-based compensation expenses (in Shares) | shares		13,250
Capital contribution from a shareholder						5,799,969						5,799,969
Net (Loss) Income								(62,019,599)				(62,019,599)	$ (8,657,602)
Foreign exchange adjustments										(655,869)		(655,869)
Balance at Jun. 30, 2025		¥ 10,923		¥ 12,204		¥ 219,416,239		¥ (193,860,843)		¥ (884,741)		¥ 24,693,782	$ 3,447,121
Balance (in Shares) at Jun. 30, 2025 | shares		16,105,132		16,816,692